Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

March 2, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason ETF Investment Trust

(File No. 811-23096)

Ladies and Gentlemen:

On behalf of the above-listed Registrant, we enclose herewith pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended, and Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), a preliminary copy of each of the letter to shareholders, notice of special meeting, joint proxy statement and form of proxy to be used in connection with the special meeting of shareholders of the Registrant, to be held on June 15, 2021.

The purpose of the meetings to which the enclosed materials relate is to elect trustees.

Pursuant to Rule 14a-6(d) under the 1934 Act, definitive copies of the enclosed materials filed pursuant to Rule 14a-6(a) are intended to be released to shareholders on or about March 17, 2021.

Please call the undersigned at (617) 951-8458 or Barry Hurwitz at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy Kantrowitz

Jeremy Kantrowitz